Income taxes (Details 4) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
Pension	$ 1,694	$ 1,513
Postemployment benefits other than pensions	1,339	1,514
Tax carryforwards	1,098	826
Warranty reserves	359	346
Stock based compensation	356	327
Inventory	129	123
Allowance for credit losses	203	198
Post sale discounts	185	175
Deferred compensation	124	132
Other-net	572	549
Deferred income tax assets, Total	6,059	5,703
Deferred income tax liabilities:
Capital and intangible assets	(2,561)	(2,625)
Bond discount	(225)	(233)
Translation	(343)	(252)
Undistributed profits of non-U.S. subsidiaries	(82)	(69)
Deferred income tax liabilities, Total	(3,211)	(3,179)
Valuation allowance for deferred tax assets	(816)	(741)
Deferred income taxes-net	$ 2,032	$ 1,783